Leases	6 Months Ended
Jun. 30, 2022
Disclosure Of Leases Text Block Abstract
LEASES

6. LEASES

Right-of-Use Assets

The Company’s leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicles	Office lease	Total
Cost

Balance at January 1, 2021	$31,584	$11,234	$-	$527,285	$570,103
Additions	20,233	12,121	-	-	32,354
Effects of currency translation	(3,063)	(1,279)	-	(38,142)	(42,484)
Balance at December 31, 2021	$48,754	$22,076	$-	$489,143	$559,973
Additions	18,610	117,011	58,834	40,768	235,223
Effects of currency translation	(4,593)	(6,549)	(2,422)	(40,067)	(53,631)
Balance at June 30, 2022	$62,771	$132,538	$56,412	$489,844	$741,565

Accumulated amortization
Balance at January 1, 2021	$3,983	$2,340	$-	$107,245	$113,568
Amortization	6,135	5,487	-	51,734	63,356
Effects of currency translation	(524)	(380)	-	(9,749)	(10,653)
Balance at December 31, 2021	$9,594	$7,447	$-	$149,230	$166,271
Amortization	5,788	14,143	7,080	25,943	52,954
Effects of currency translation	(991)	(1,166)	(291)	(12,781)	(15,229)
Balance at June 30, 2022	$14,391	$20,424	$6,789	$162,392	$203,996

As of June 30, 2022, management assessed that there were no events or changes in circumstances that would require impairment testing.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at June 30, 2022, had an average expected life of 5 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments were measured using an incremental borrowing rate of 10% per annum as of January 1, 2021 and January 1, 2022.

Total
Balance as of January 1, 2021	$495,051
Additions	32,955
Interest expenses	47,102
Lease payments	(97,429)
Effects of currency translation	(34,835)
As of December 31, 2021	$442,844
Additions	235,221
Interest expenses	25,338
Lease payments	(71,029)
Effects of currency translation	(42,557)
As of June 30, 2022	$589,817

Lease liabilities	June 30, 2022	December 31, 2021
Current portion	$114,669	$55,076
Long-term portion	475,148	387,766
Total lease liabilities	$589,817	$442,842

At June 30, 2022, the Company is committed to minimum lease payments as follows:

Maturity analysis	June 30, 2022
Less than one year	$77,108
One to two years	154,216
Two to three years	151,782
Three to four years	95,580
Four to five years	82,443
More than five years	133,238
Total undiscounted lease liabilities	$694,367
Amount representing implicit interest	(104,550)
Lease obligations	$589,817